Related party balances and transactions	12 Months Ended
Dec. 31, 2017
Related party balances and transactions
Related party balances and transactions

Note 27 – Related party balances and transactions

(a) Controlling group

Until November 30, 2017 Nortel was the holder of the 54.74% stake in the Company, meaning that exercised control of the Company in the terms of Section 33 of LGS. As of that date, Nortel owned all of the Class “A” Preferred shares (51% of total shares of the Company) and 7.64% of the Class “B” Preferred shares (3.74% of total shares of the Company).

As a result of the Company’s Treasury Shares Acquisition Process described in Note 19.d), Nortel’s equity interest in Telecom Argentina amounted to 55.60% of the Company’s outstanding shares as of November 30, 2017. Pursuant to Section 221 of the LGS, the rights of treasury shares shall be suspended until such shares are sold, and shall not be taken into account to determine the quorum or the majority of votes at the Shareholders’ Meetings.

All of the common shares of Nortel belonged to Sofora. As of November 30, 2017 these shares represented 78.38% of the capital stock of Nortel.

Sofora’s capital stock consisted of common stock shares, with a par value of $1 argentine peso each and one vote per share. As of November 30, 2017, Sofora’s total shares were held by Fintech, as a result of the total amortization of the Sofora’s shares held by WAI during the fiscal year 2017 (see Note 31.1).

As of December 31, 2017, after the effect of the Corporate reorganization of the Telecom Group and its controlling companies (Note 31), Fintech is the direct controller of Telecom Argentina with a share of 39.5% of Telecom Argentina’s capital stock. Before such reorganization, Fintech was the indirect controller since the acquisition of Sofora’s control to Telecom Italia on March 8, 2016.

Fintech, a Delaware (United States) limited liability company, is a wholly-owned direct subsidiary of Fintech Advisory Inc. and its primary purpose is to hold, directly and indirectly, the securities of Telecom Argentina. Fintech Advisory Inc., a Delaware (United States) company, is directly controlled by Mr. David Martínez. Fintech Advisory Inc. is an investor and investment manager in equity and debt securities of sovereign and private entities primarily in emerging markets.

In connection with the Shareholders’ Agreement entered into by the Telecom Italia Group and WAI, through which Fintech acquired all the rights and obligations of the Telecom Italia Group, it was no longer into effect with respect to (i) the political rights therein provided, on May 23, 2017, when 17% of Sofora’s shares were amortized; and (ii) the rest of its provisions, on June 22, 2017, when 15% of Sofora’s shares were amortized (see Note 31.1).

As of the date of issuance of these consolidated financial statements, Cablevisión Holding S.A. is the legal controlling company of Telecom Argentina as a result of becoming effective on January 1, 2018 the Merger described in Note 32 and the shareholders agreement signed on July 7, 2017, also mentioned in such note. The change of control was authorized by Resolution ENACOM No. 5644-E/2017.

(b) Related parties

For the purposes of these consolidated financial statements, related parties are those individuals or legal entities which are related (in terms of IAS 24) to Fintech, ABC Telecomunicaciones S.A. (non-controlling shareholder of Núcleo) and TU VES S.A –Chile (non-controlling shareholder of Tuves Paraguay), except companies under sect. 33 of the LGS.

For the years presented, the Telecom Group has not conducted any transactions with Key Managers and/or persons related to them, except the mentioned in e) below.

(c) Balances with related parties

	Type of related party	As of December 31,
		2017	2016
CURRENT ASSETS
Cash and cash equivalents
Banco Atlas S.A.(a)	Other related party	-	2

Total cash and cash equivalents		-	2

Trade receivables
Editorial Azeta S.A. (a)	Other related party	1	1

		1	1

CURRENT LIABILITIES
Trade payables
Experta ART S.A. (b)	Other related party	-	16
Haras El Capricho S.A. (b)	Other related party	-	1
Telteco S.A. (c)	Other related party	-	4
Penta S.A (a)	Other related party	2	-

Total trade payables		2	21

Financial Debt – Notes (current and non-current)
La Estrella Sociedad Anónima de Seguros de Retiro (b)	Other related party	-	172
Experta ART S.A. (b)	Other related party	-	151

		-	323

(d) Transactions with related parties and companies under sect. 33 of the LGS

Companies under sect. 33 of the LGS

	Transaction description	Type of related party	Years ended December 31,
			2017	2016	2015
Other income
Nortel	Rental revenues	Direct parent Company	-	1	1

		Total other income	-	1	1

Related parties

	Transaction description	Type of related party	Years ended December 31,
Services rendered			2017	2016	2015

Editorial Azeta S.A. (a)	Voice retail	Other related party	4	3	3
Banco Atlas S.A. (a)	Voice retail	Other related party	1	1	1
Penta S.A. (a)	Voice retail	Other related party	1	1	-

		Total services rendered	6	5	4

	Transaction description	Type of related party	Years ended December 31,
Services received			2017	2016	2015

Editorial Azeta S.A. (a)	Advertising	Other related party	(3)	(3)	(2)
Penta S.A. (a)	Rental	Other related party	(3)	(2)	-

		Total services received	(6)	(5)	(2)

(a)	Such companies relate to ABC Telecommunications Group of Paraguay (Non-controlling shareholders’ of Núcleo).
(b)	Such companies relate to W de Argentina – Inversiones S.A. until May 23, 2017.
(c)	Such company relates to a member of the Board of Directors appointed by W de Argentina – Inversiones S.A. until May 23, 2017.

The transactions discussed above were made on terms no less favorable to the Telecom Group than would have been obtained from unaffiliated third parties. The Board of Directors approved transactions representing more than 1% of the total shareholders’ equity of the Company, after being approved by the Audit Committee in compliance with Law No. 26,831.

In connection with the change of control explained, on March 8, 2016, Fintech acquired 51% of Sofora’s shares from the Telecom Italia Group. As a result, since January 1, 2016 until such date (in which the Telecom Italia Group ceased to be a related party of the Telecom Group), the transactions carried out with the Group amounted to $111 for services rendered, $72 for services received and $18 for purchase of PP&E for the year ended December 31, 2016; and amounted to $564 for services rendered, $352 for services received and $103 for purchase of PP&E for the year ended December 31, 2015. It should be mentioned that no transactions with related parties of Fintech were identified since March 8, 2016 according to IAS 24.

In addition, with the first trance amortization of Sofora’s ordinary shares owned by WAI (see Note 31.1 to these consolidated financial statements), as of May 23, 2017 WAI ceased to be a related party of the Telecom Group. The operations carried out with the aforementioned Group since January 1, 2017 until such date amounted to $7 for services rendered, $72 for services received and $34 for financial costs related to loans. Operations carried out in the year ended December 31, 2016 amounted to $7 for services rendered, $153 for services received, $1 for PP&E acquisition, and $55 for financial costs related to loans. While amounted to $120 services rendered and $4 for purchase of PP&E in the year ended December 31, 2015.

(e) Key Managers

Compensation for Directors and Key Managers, including social security contribution, amounted to $323, $200 and $106 for the years ended December 31, 2017, 2016 and 2015, respectively, and was recorded as expenses under the line item “Employee benefits expenses and severance payments”.

	Years ended December 31,
	2017	2016	2015
Salaries (*)	81	54	37
Variable compensation (*)	121	53	26
Social security contributions	58	30	18
Hiring benefits	-	5	-
Termination benefits	63	58	25

	323	200	106

(*) Gross compensation. Social security contributions and income tax retentions that are deducted from the gross compensation are in charge of the employee.

As of December 31, 2017 and 2016, respectively, an amount of $45 and $66 remained unpaid.

The estimated compensation of Telecom Argentina’s Board of Directors for fiscal year 2017 is approximately $49.8. The compensation of Telecom Argentina’s Board of Directors approved by the General Shareholders Meetings of the years 2016 and 2015 were $ 34.6 and $20, respectively.

The members and alternate members of the Board of Directors do not hold executive positions in the Company or Company’s subsidiaries.